SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES

	2025	2024	2023
Year-end $: HK$ exchange rate	7.7830	7.7655	7.8081
Annual average $: HK$ exchange rate	7.7954	7.8014	7.8260
Year-end $: NT$ exchange rate	31.3638	32.7515	30.5106
Annual average $: NT$ exchange rate	31.1510	32.1557	31.0906
Year-end $: SG$ exchange rate	1.2853	1.3625	1.3192
Annual average $: SG$ exchange rate	1.3066	1.3376	1.3410

SCHEDULE OF ESTIMATED USEFUL LIVES OF PLAN AND EQUIPMENT
Leasehold improvements	the lesser of useful life or term of lease
Furniture and fixtures	3-5 years
Equipment	3-5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE INTANGIBLE ASSETS

Intangible assets are carried at cost less accumulated amortization. Amortization is provided over their useful lives, using the straight-line method. The estimated useful lives of the intangible assets are as follows:

Software platform	5 years

SCHEDULE OF DISAGGREGATION OF REVENUES

The Company’s main business operations are to provide: (i) campaign-based marketing services; (ii) optimization-based marketing services; (iii) social media platforms marketing services; and (iv) social commerce.

	For the years ended December 31,
	2025	2024	2023
Campaign-based marketing services	$5,916,662	$4,885,294	$4,401,097
Optimization-based marketing services	1,031,551	2,458,420	2,723,341
Social media platforms marketing services	572,916	771,266	866,665
Social commerce	318	133,128	—
Total revenues	$7,521,447	$8,248,108	$7,991,103

SCHEDULE OF FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS

The following table presents the information about the Company’s financial assets that were measured at fair value on a recurring basis as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	As of December 31,	Quoted prices in active markets	Significant other observable inputs	Significant other unobservable inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)

Assets:
Long-term investment without readily determinable fair value, net of accumulated impairment losses	$—	$ N/A	$ N/A	$—

	As of December 31,	Quoted prices in active markets	Significant other observable inputs	Significant other unobservable inputs
Description	2024	(Level 1)	(Level 2)	(Level 3)

Assets:
Long-term investment without readily determinable fair value, net of accumulated impairment losses	$100,444	$—	$—	$100,444